Investments	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Investments
Note 6	Investments

We have ownership interests in a number of entities which met the criteria of a Variable Interest Entity (“VIE”), including Horizons Satellite Holdings, LLC (“Horizons Holdings”) and WP Com, S. de R.L. de C.V. (“WP Com”). We have a greater than 50% controlling ownership and voting interest in New Dawn and therefore consolidate the New Dawn joint venture. Horizons Holdings, as well as WP Com, are discussed in further detail below, including our analyses of the primary beneficiary determination as required under FASB ASC Topic 810, Consolidation (“FASB ASC 810”).

(a)	Horizons Holdings

We have a joint venture with JSAT International, Inc. (“JSAT”), a leading satellite operator in the Asia-Pacific region. The joint venture is named Horizons Satellite Holdings, LLC, and consists of two investments: Horizons-1 Satellite LLC (“Horizons-1”) and Horizons-2 Satellite LLC (“Horizons-2”). Horizons Holdings borrowed from JSAT a portion of the funds necessary to finance the construction of the Horizons-2 satellite (the “Horizons 2 Loan Agreement”). We provide certain services to the joint venture and utilize capacity from the joint venture.

We have determined that this joint venture meets the criteria of a VIE under FASB ASC 810. On September 30, 2011, Intelsat and JSAT amended the joint venture agreement relating to their investment in Horizons Holdings (the “Horizons Amendment”), and as a result, we re-evaluated the primary beneficiary determination. Pursuant to the Horizons Amendment, the Horizons-2 satellite was relocated to 85° east longitude in early 2012 and decisions relating to any future relocation of the Horizons-2 satellite will be effectively controlled by us. We believe satellite location is the most significant driver of Horizons Holdings’ economic performance. Additionally, the Horizons-1 satellite is the less significant asset of the joint venture. As a result, we determined that we became the primary beneficiary of Horizons Holdings as of September 30, 2011. In accordance with FASB ASC 810, as the primary beneficiary, we consolidated Horizons Holdings within our condensed consolidated financial statements, net of eliminating entries, beginning on September 30, 2011. Total assets and liabilities of Horizons Holdings were $171.2 million and $73.6 million as of December 31, 2011, respectively, and $138.3 million and $49.0 million as of September 30, 2012, respectively.

In accordance with FASB ASC 810, the initial consolidation of a VIE that is a business is considered a business combination and should be accounted for in accordance with the provisions in FASB ASC Topic 805, Business Combinations. Determining the fair values of the net assets of Horizons Holdings required us to make significant estimates and assumptions. In order to develop the fair value estimates, we utilized the income approach. Our estimates included assumptions about projected growth rates, cost of capital, effective tax rates and industry and economic trends. While we believe that the estimates and assumptions underlying the valuation methodology were reasonable, different assumptions could have resulted in different market values. We recorded the assets, liabilities and the noncontrolling interest in Horizons Holdings at fair value upon consolidation at September 30, 2011. The $49.3 million fair value of the Horizons Holdings noncontrolling interest at the initial date of consolidation is included in the equity section of our condensed consolidated balance sheet at December 31, 2011 and September 30, 2012 in accordance with FASB ASC 810.

Prior to the consolidation of Horizons Holdings on September 30, 2011, under the equity method of accounting, our 50% share of the results of the joint venture was a loss of $4.5 million for the nine months ended September 30, 2011, which is included in loss from previously unconsolidated affiliates in the accompanying condensed consolidated statements of operations.

We also have a revenue sharing agreement with JSAT related to services sold on the Horizons satellites. We are responsible for billing and collection for such services and we remit 50% of the revenue, less applicable fees and commissions, to JSAT. Under the Horizons Amendment, we agreed to guarantee to JSAT certain minimum levels of annual gross revenues for a three-year period beginning on the date that the Horizons-2 satellite was relocated to 85° east longitude. This guarantee could require us to pay JSAT a maximum potential amount ranging from $7.8 million to $10.3 million per year over the three-year period, less applicable fees and commission. We currently do not expect to incur any losses under this guarantee, and we will continue to assess this on a quarterly basis. In addition, we guaranteed JSAT certain minimum levels of revenue on the Horizons-2 satellite prior to the arrival at 85° east longitude. Amounts payable to JSAT related to the revenue share, net of applicable fees and commissions, from the Horizons Satellites were $2.2 million and $3.4 million as of December 31, 2011 and September 30, 2012, respectively.

In connection with the Horizons Holdings investment in Horizons-2, we entered into a capital contribution and subscription agreement with JSAT in August 2005, which requires both us and JSAT to fund 50% of the amount due from Horizons Holdings under the Horizons 2 Loan Agreement. As of September 30, 2012, we had a receivable of $24.4 million from JSAT representing the total remaining future payments to be received from JSAT to fund their portion of the amount due under the Horizons 2 Loan Agreement, $12.2 million of which is included in receivables, net and the remainder of which is included in other assets on our condensed consolidated balance sheet as of September 30, 2012.

(b)	New Dawn

In June 2008, we entered into a project and shareholders’ agreement (the “New Dawn Project Agreement”) with Convergence Partners pursuant to which New Dawn, a Mauritius company in which we had a 74.9% indirect ownership interest and Convergence Partners had a 25.1% noncontrolling ownership interest, launched a satellite in April 2011 to provide satellite transponder services to customers in Africa.

We and Convergence Partners agreed to make certain capital contributions to New Dawn in proportion to our respective ownership interests in New Dawn to fund a portion of the cost of construction and launch of the New Dawn satellite. Total equity contributions during the nine months ended September 30, 2011 were $6.9 million, of which $5.2 million were attributable to us, with the remaining $1.7 million contributed by Convergence Partners. There were no equity contributions made during the nine months ended September 30, 2012. As of September 30, 2012, New Dawn and its subsidiaries were unrestricted subsidiaries for purposes of applicable indentures and credit agreements of ours and our wholly-owned subsidiaries.

At September 30, 2012, Convergence Partners had at its option the ability to require us to buy its ownership interest at fair value subsequent to the operations of New Dawn’s assets for a period as defined in the New Dawn Project Agreement. As a result of this option, as of each balance sheet date, we have reflected within mezzanine equity the estimated amount that we would pay to Convergence Partners if the option was exercised. This amount reflects a fair value of $8.7 million, representing a year-to-date increase of $7.7 million in the fair value of the option. The $7.7 million change in fair value is shown as a decrease in our paid-in capital at September 30, 2012.

On October 5, 2012, we purchased from Convergence Partners the remaining ownership interest in New Dawn for $8.7 million, increasing our ownership from 74.9% to 100% (the “New Dawn Equity Purchase”). In conjunction with the New Dawn Equity Purchase, we repaid $82.6 million of outstanding debt under New Dawn’s credit facilities. Additionally, we made $5.3 million of termination payments to counterparties on New Dawn’s interest rate swap agreement.

We consolidate New Dawn within our condensed consolidated financial statements, net of eliminating entries. Additionally, we accounted for the percentage interest in New Dawn owned by Convergence Partners as a noncontrolling interest according to the guidance provided under FASB ASC 480 specifically related to the classification and measurement of redeemable securities. As a result of the New Dawn Equity Purchase, we will eliminate the redeemable noncontrolling interest of $8.7 million in the fourth quarter of 2012 in accordance with FASB ASC 480.

(c)	WP Com

We have formed a joint venture with Corporativo W. Com S. de R.L. de C.V. (“Corporativo”) named WP Com, S. de R.L. de C.V. We own 49% of the voting equity shares and 88% of the economic interest in WP Com and Corporativo owns the remaining 51% of the voting equity shares. PanAmSat de Mexico, S. de R.L. de C.V. (“PAS de Mexico”) is a subsidiary of WP Com, 99.9% of which is owned by WP Com, with the remainder of the equity interest split between us and Corporativo. We formed WP Com to enable us to operate in Mexico, and PAS de Mexico acts as a reseller of our satellite services to customers in Mexico and Ecuador. Profits and losses of WP Com are allocated to the joint venture partners based upon the voting equity shares.

We have determined that this joint venture meets the criteria of a VIE under FASB ASC 810. In accordance with FASB ASC 810, we evaluated this joint venture to determine the primary beneficiary. We have concluded that we are the primary beneficiary because we influence the underlying business drivers of PAS de Mexico, including by acting as the sole provider for satellite services that PAS de Mexico resells. Furthermore, we have modified our pricing for these services to ensure that PAS de Mexico continues to operate in the Mexican market. Corporativo does not fund any of the operating expenses of PAS de Mexico. Thus, we consolidate WP Com within our condensed consolidated financial statements and we account for the percentage interest in the voting equity of WP Com owned by Corporativo as a noncontrolling interest, which is included in the equity section of our condensed consolidated balance sheet in accordance with FASB ASC 810.

(d)	Equity Attributable to Intelsat and Noncontrolling Interests

The following tables present changes in equity attributable to Intelsat and equity attributable to our noncontrolling interests, which is included in the equity section of our condensed consolidated balance sheet (in thousands):

	Intelsat S.A. Shareholder’s Deficit	Non-redeemable Noncontrolling Interest	Total Shareholder’s Deficit

Balance at January 1, 2011	$(698,941)	$1,902	$(697,039)
Net income (loss)	(432,888)	1,136	(431,752)
Liabilities assumed by parent and other contributed capital	8,385	—	8,385
Consolidation of Horizons Holdings	—	49,263	49,263
Dividends paid to noncontrolling interests	—	(1,375)	(1,375)
Mark to market adjustment for redeemable noncontrolling interest	15,090	—	15,090
Pension/postretirement liability adjustment	(35,080)	—	(35,080)
Other comprehensive income	59	—	59

Balance at December 31, 2011	$(1,143,375)	$50,926	$(1,092,449)

	Intelsat S.A. Shareholder’s Deficit	Non-redeemable Noncontrolling Interest	Total Shareholder’s Deficit

Balance at January 1, 2012	$(1,143,375)	$50,926	$(1,092,449)
Net income (loss)	(24,449)	839	(23,610)
Liabilities assumed by parent and other contributed capital	1,062	—	1,062
Dividends paid to noncontrolling interests	—	(2,255)	(2,255)
Mark to market adjustment for redeemable noncontrolling interest	268	—	268
Pension/postretirement liability adjustment	2,251	—	2,251
Other comprehensive income	304	—	304

Balance at March 31, 2012	$(1,163,939)	$49,510	$(1,114,429)

Net income (loss)	(84,009)	913	(83,096)
Liabilities assumed by parent and other contributed capital	2,266	—	2,266
Dividends paid to noncontrolling interests	—	(2,418)	(2,418)
Mark to market adjustment for redeemable noncontrolling interest	(3,845)	—	(3,845)
Pension/postretirement liability adjustment	2,251	—	2,251
Other comprehensive loss	(86)	—	(86)

Balance at June 30, 2012	$(1,247,362)	$48,005	$(1,199,357)

Net income (loss)	(34,483)	835	(33,648)
Liabilities assumed by parent and other contributed capital	1,062	—	1,062
Dividends paid to noncontrolling interests	—	(2,109)	(2,109)
Mark to market adjustment for redeemable noncontrolling interest	(4,086)	—	(4,086)
Pension/postretirement liability adjustment	(1,638)	—	(1,638)
Other comprehensive loss	(29)	—	(29)
Capital contribution from parent	21,000		21,000

Balance at September 30, 2012	$(1,265,536)	$46,731	$(1,218,805)

Note 8	Investments

We have ownership interests in a number of entities which met the criteria of a VIE, including Horizons Satellite Holdings, LLC (“Horizons Holdings”) and WP Com, S. de R.L. de C.V. (“WP Com”). We have a greater than 50% controlling ownership and voting interest in New Dawn and therefore consolidate the New Dawn joint venture. Horizons Holdings, as well as WP Com, are discussed in further detail below, including our analyses of the primary beneficiary determination as required under FASB ASC Topic 810, Consolidation (“FASB ASC 810”).

(a) WildBlue Communications, Inc.

Prior to December 15, 2009 we had a noncontrolling ownership interest of approximately 28% in WildBlue Communications, Inc. (“WildBlue”), a company offering broadband Internet access services in the continental United States via Ka-band satellite capacity. We accounted for our investment using the equity method of accounting. On December 15, 2009, we sold our ownership interest in WildBlue to Viasat Inc. (“Viasat”) through a non-cash transaction whereby we exchanged our interest in WildBlue for shares of Viasat common stock. During the first quarter of 2010, we sold all of our shares of Viasat common stock for $28.6 million, and recorded a $1.3 million gain on the sale within our consolidated statement of operations during the year ended December 31, 2010.

(b) Horizons Holdings

We have a joint venture with JSAT, a leading satellite operator in the Asia-Pacific region. The joint venture is named Horizons Satellite Holdings, LLC, and consists of two investments: Horizons-1 Satellite LLC (“Horizons-1”) and Horizons-2 Satellite LLC (“Horizons-2”). We provide certain services to the joint venture and utilize capacity from the joint venture.

Under FASB ASC 810, we are required to reassess the primary beneficiary determination of Horizons Holdings on a recurring basis, as well as consider qualitative factors when identifying the primary beneficiary. Upon inception of the joint venture, we originally concluded that we were not the primary beneficiary, and therefore, did not consolidate Horizons Holdings. The assessment considered both quantitative and qualitative factors, including which entity had more voting power or other control of the joint venture as well as whether either entity was exposed to risk of loss or gain. Horizons Holdings was set up with a joint 50/50 share of management authority and equal rights to profits and revenues from Horizons-1 and Horizons-2. However, Horizons Holdings borrowed from JSAT a portion of the funds necessary to finance the construction of the Horizons-2 satellite (the “Horizons 2 Loan Agreement”). As a result, it was initially determined that we were not the primary beneficiary and therefore would not consolidate Horizons Holdings. Our investment was accounted for using the equity method of accounting. Prior to September 30, 2011, there had been no events or revisions to the joint venture that changed our primary beneficiary determination.

On September 30, 2011, Intelsat and JSAT amended the joint venture agreement relating to their investment in Horizons Holdings (the “Horizons Amendment”), and as a result, we re-evaluated the primary beneficiary determination. Pursuant to the Horizons Amendment, the Horizons-2 satellite was relocated to 85° east longitude in early 2012 and decisions relating to any future relocation of the Horizons-2 satellite will be effectively controlled by us. We believe satellite location is the most significant driver of Horizons Holdings’ economic performance. Additionally, the Horizons-1 satellite is the less significant asset of the joint venture. As a result, we determined that we became the primary beneficiary of Horizons Holdings as of September 30, 2011. In accordance with FASB ASC 810, as the primary beneficiary, we have consolidated Horizons Holdings within our consolidated financial statements, net of eliminating entries, as of December 31, 2011. For the year ended December 31, 2011, our revenue and net loss included $2.6 million and $1.8 million, respectively, from Horizons Holdings subsequent to its consolidation on September 30, 2011. Additionally, we recorded a $0.9 million noncontrolling interest for the year ended December 31, 2011 related to JSAT’s share of the Horizons Holdings net income.

In accordance with FASB ASC 810, the initial consolidation of a VIE that is a business is considered a business combination and should be accounted for in accordance with the provisions in FASB ASC Topic 805, Business Combinations (“FASB ASC 805”). Based on the guidance in FASB ASC 805, an equity interest that is currently held as the result of a previous transaction is remeasured at fair value when an acquirer gains control, and any resulting gain or loss is recognized in the statement of operations. In addition, FASB ASC 805 states that an acquirer must recognize the identifiable assets acquired, the liabilities assumed and any noncontrolling interest at their acquisition date fair values. Determining the fair values of the net assets of Horizons Holdings required us to make significant estimates and assumptions. In order to develop the fair value estimates, we utilized the income approach. Our estimates included assumptions about projected growth rates, cost of capital, effective tax rates and industry and economic trends. While we believe that the estimates and assumptions underlying the valuation methodology were reasonable, different assumptions could have resulted in different market values. We recorded the assets, liabilities and the noncontrolling interest in Horizons Holdings at fair value upon consolidation at September 30, 2011. The $49.3 million fair value of the Horizons Holdings noncontrolling interest at the date of consolidation is included in the equity section of our consolidated balance sheet at December 31, 2011 in accordance with FASB ASC 810. During the year ended December 31, 2011, we recorded a charge of $20.2 million in earnings (loss) from previously unconsolidated affiliates in the accompanying consolidated statements of operations for the difference between the fair value and carrying value of our investment in Horizons Holdings. In addition, we recorded a $7.4 million income tax benefit in the consolidated statements of operations for the year ended December 31, 2011, related to this charge.

Prior to the consolidation of Horizons Holdings on September 30, 2011, under the equity method of accounting, our 50% share of the results of the joint venture was income of $0.5 million for each of the years ended December 31, 2009 and 2010, which is included in earnings (loss) from previously unconsolidated affiliates in the accompanying consolidated statements of operations.

Through September 30, 2011, we have recorded expenses in relation to the utilization of satellite capacity on the Ku-band portion of the Horizons-1 satellite and on the Horizons-2 satellite. Additionally, we provide tracking, telemetry and commanding as well as administrative services for the Horizons-1 and the Horizons-2 satellites (collectively, the “Horizons Satellites”), and we have recorded revenue for these services. Following the consolidation of Horizons Holdings at September 30, 2011, these revenues and expenses are considered intercompany transactions and are eliminated in consolidation.

We also have a revenue sharing agreement with JSAT related to services sold on the Horizons Satellites. We are responsible for billing and collecting for such services, and we remit 50% of the revenue to JSAT. Under the Horizons Amendment, we have agreed to guarantee to JSAT certain minimum levels of annual gross revenues for a three-year period beginning on the date that the Horizons-2 satellite is relocated to 85° east longitude. This guarantee could require us to pay JSAT a maximum potential amount ranging from $7.8 million to $10.3 million per year over the three-year period; however, we have assessed the likelihood of any payments being made as remote. In addition, we guaranteed JSAT certain minimum levels of revenue on the Horizons-2 satellite prior to the arrival at 85° east longitude. Amounts payable to JSAT related to the revenue share from the Horizons Satellites were $3.4 million and $2.2 million as of December 31, 2010 and 2011, respectively.

In connection with the Horizons Holdings investment in Horizons-2, we and JSAT entered into a capital contribution and subscription agreement in August 2005, which requires both us and JSAT to fund 50% of the amount due under the Horizons 2 Loan Agreement. As of December 31, 2011, we had a receivable of $36.6 million from JSAT representing the total remaining future payments to be received from JSAT to fund their portion of the amount due under the Horizons 2 Loan Agreement, $12.2 million of which is included in receivables, net and the remainder of which is included in other assets on our consolidated balance sheet as of December 31, 2010.

(c) New Dawn

In June 2008, we entered into a project and shareholders’ agreement (the “New Dawn Project Agreement”) with Convergence Partners pursuant to which New Dawn, a Mauritius company in which we have a 74.9% indirect ownership interest and Convergence Partners has a 25.1% noncontrolling ownership interest, launched a new satellite in April 2011 to provide satellite transponder services to customers in Africa (see Note 7(b)—Satellite Launches).

New Dawn entered into a secured loan financing arrangement, which is non-recourse to New Dawn’s shareholders, including us and our wholly-owned subsidiaries, beyond the shareholders’ scheduled capital contributions, on December 5, 2008 to obtain $215.0 million of financing to fund a portion of the cost of construction and launch of the new satellite (see Note 10—Long-Term Debt). In addition, we and Convergence Partners have agreed to make certain capital contributions to New Dawn in proportion to our respective ownership interests in New Dawn to fund a portion of these costs. Total equity contributions during 2010 and 2011 were $4.5 million and $6.9 million, respectively, of which $3.4 million and $5.2 million were attributable to us, with the remaining $1.1 million and $1.7 million contributed by Convergence Partners. New Dawn and its subsidiaries are unrestricted subsidiaries for purposes of applicable indentures and credit agreements of ours and our wholly-owned subsidiaries.

We have agreed to provide sales and marketing services, engineering and administrative support services, and have agreed to perform satellite-related consulting and technical services for New Dawn. The services include the provision of program management services with respect to the satellite and launch vehicle construction programs as well as TT&C services for the new satellite. In addition, for a fee of $15.0 million together with assumption of continuing payment obligations, we assigned New Dawn a launch service contract to provide for the launch of the New Dawn satellite.

Convergence Partners has at its option the ability to require us to buy its ownership interest at fair value subsequent to the operations of New Dawn’s assets for a period of time as defined in the New Dawn Project Agreement. As a result of this option, as of each balance sheet date, we have reflected within mezzanine equity the estimated amount that we would pay to Convergence Partners as if the option was exercised. This amount reflects the fair value analysis we performed at December 31, 2011, which resulted in a year-to-date decrease of $15.1 million in the fair value option, reducing it to $3.0 million. The decrease reflects the impact on the fair value of the option associated with the C-band antenna reflector anomaly on the Intelsat New Dawn satellite (see Note 7(b)—Satellite Launches). The $15.1 million reduction in fair value is also reflected as an increase in our paid-in capital at December 31, 2011. We have assessed the significance of the Level 3 inputs to the overall valuation and have concluded that the valuation in its entirety is classified in Level 3 of the fair value hierarchy (see Note 2—Significant Accounting Policies).

We consolidate New Dawn within our consolidated financial statements, net of eliminating entries. Additionally, we account for the percentage interest in New Dawn owned by Convergence Partners as a noncontrolling interest according to the guidance provided under FASB ASC 480 specifically related to the classification and measurement of redeemable securities.

(d) WP Com

We have formed a joint venture with Corporativo W. Com S. de R.L. de C.V. (“Corporative”) named WP Com, S. de R.L. de C.V. (“WP Com”). We own 49% of the voting equity shares and 88% of the economic interest in WP Com and Corporativo owns the remaining 51% of the voting equity shares. PanAmSat de Mexico, S. de R.L. de C.V. (“PAS de Mexico”) is a subsidiary of WP Com, 99.9% of which is owned by WP Com, with the remainder of the equity interest split between us and Corporativo. We formed WP Com to enable us to operate in Mexico, and PAS de Mexico acts as a reseller of our satellite services to customers in Mexico and, beginning in the second quarter of 2011, in Ecuador. Profits and losses of WP Com are allocated to the joint venture partners based upon the voting equity shares.

We have determined that this joint venture meets the criteria of a VIE under FASB ASC 810. In accordance with FASB ASC 810, we evaluated this joint venture to determine the primary beneficiary. We have concluded that we are the primary beneficiary because we influence the underlying business drivers of PAS de Mexico, including by acting as the sole provider for satellite services that PAS de Mexico resells. Furthermore, we have modified our pricing for these services to ensure that PAS de Mexico continues to operate in the Mexican market. Corporativo does not fund any of the operating expenses of PAS de Mexico. Thus, we have consolidated WP Com within our consolidated financial statements and we have accounted for the percentage interest in the voting equity of WP Com owned by Corporativo as a noncontrolling interest, which is included in the equity section of our consolidated balance sheet in accordance with FASB ASC 810.